Property, Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
[custom:GainOnDispositionOfEquipment]	$ 40,282	$ 118,559